Related party transactions: (Details) (Mr. Wallen, USD $)	Sep. 30, 2014	Jun. 30, 2014	Jun. 30, 2013
Tauren
Related party transactions
Ownership interest in affiliated company held by related party (as a percent)	100.00%
Amount due from related party		$ 3,333
Amount due to related party	3,285	3,333	6,166
Amount due from related party for royalties	2,083	2,765
Fossil
Related party transactions
Ownership interest in affiliated company held by related party (as a percent)	100.00%	100.00%
Amount due to related party for drilling costs and lease and operating expenses	224,320	264,705	27,949
Amount due from related party	27,767	65,650	28,897
Amount due to related party	$ 0	$ 33,533